UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number          811-05715

            The Gabelli Convertible and Income Securities Fund Inc.

(Exact name of registrant as specified in charter)

One Corporate Center

                           Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                             Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

The Gabelli Convertible and Income

Securities Fund Inc.

Semiannual Report — June 30, 2019

(Y)our Portfolio Management Team

Mario J. Gabelli, CFA Chief Investment Officer	Thomas H. Dinsmore, CFA Portfolio Manager BS, Wharton School of Business MA, Fairleigh Dickinson University	Jane D. O’Keeffe Portfolio Manager BA, University of New Hampshire	James A. Dinsmore, CFA Portfolio Manager BA, Cornell University MBA, Rutgers University
To Our Shareholders,

For the six months ended June 30, 2019, the net asset value (NAV) total return of The Gabelli Convertible and Income Securities Fund Inc. was 17.3%, compared with a total return of 6.9% for the Bloomberg Barclays Government/Credit Bond Index. The total return for the Fund’s publicly traded shares was 22.4%. The Fund’s NAV per share was $5.42, while the price of the publicly traded shares closed at $5.13 on the New York Stock Exchange (NYSE). See page 2 for additional performance information.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2019.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

Comparative Results

Average Annual Returns through June 30, 2019 (a) (Unaudited)						Since
	Year to Date	1 Year	5 Year	10 Year	15 Year	Inception (07/03/89)
Gabelli Convertible and Income Securities Fund
NAV Total Return (b)	17.33%	6.43%	4.84%	9.18%	6.05%	6.86%
Investment Total Return (c)	22.35	(8.77)	6.02	9.73	4.87	6.20(d)
Standard & Poor’s (S&P) 500 Index	18.54	10.42	10.71	14.70	8.75	10.03(e)
Bloomberg Barclays Government/Credit Bond Index	6.91	8.53	3.11	4.06	4.29	N/A(f)
Lipper Convertible Securities Fund Average	16.64	9.66	5.85	10.39	6.96	8.23(e)
(a)

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. The Fund’s use of leverage may magnify the volatility of net asset value changes versus funds that do not employ leverage. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The S&P 500 Index is an unmanaged indicator of stock market performance. The Bloomberg Barclays Government/Credit Bond Index is a market value weighted index that tracks the performance of fixed rate, publicly placed, dollar denominated obligations. The Lipper Convertible Securities Fund Average reflects the average performance of open-end funds classified in this particular category. Dividends and interest income are considered reinvested. You cannot invest directly in an index.

(b)

Total returns and average annual returns reflect changes in the NAV per share, reinvestment of distributions at NAV on the ex-dividend date, and adjustments for rights offerings and are net of expenses. Since inception return is based on an initial NAV of $10.00.

(c)

Total returns and average annual returns reflect changes in closing market values on the NYSE, reinvestment of distributions, and adjustments for rights offerings. Since inception return is based on an initial offering price of $11.25 on March 31, 1995.

(d)	Since inception return is from March 31, 1995 when the Fund converted to closed-end status; before this date, the Fund had no operating history on the NYSE.

(e)	From June 30, 1989, the date closest to the Fund’s inception for which data are available.

(f)	The Bloomberg Barclays Government/Credit Bond Index inception date is January 29, 1999.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of total investments as of June 30, 2019:

The Gabelli Convertible and Income Securities Fund Inc.

Computer Software and Services	18.3%
Health Care	14.4%
Energy and Utilities	10.3%
Financial Services	6.7%
Diversified Industrial	5.6%
U.S. Government Obligations	5.6%
Telecommunications	5.0%
Semiconductors	4.9%
Real Estate Investment Trusts	3.6%
Aerospace	3.1%
Consumer Services	3.0%
Communications Equipment	2.7%
Business Services	2.2%
Electronics	2.0%
Wireless Communications	1.3%
Cable and Satellite	1.3%

Building and Construction	1.1%
Entertainment	1.0%
Broadcasting	1.0%
Consumer Products	0.9%
Automotive: Parts and Accessories	0.9%
Transportation	0.9%
Equipment and Supplies	0.9%
Automotive	0.8%
Metals and Mining	0.8%
Food and Beverage	0.7%
Hotels and Gaming	0.5%
Computer Hardware	0.3%
Retail	0.2%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

Certifications

The Fund’s Chief Executive Officer has certified to the New York Stock Exchange (NYSE) that, as of June 10, 2019, he was not aware of any violation by the Fund of applicable NYSE corporate governance listing standards. The Fund reports to the SEC on Form N-CSR which contains certifications by the Fund’s principal executive officer and principal financial officer that relate to the Fund’s disclosure in such reports and that are required by Rule 30a-2(a) under the 1940 Act.

The Gabelli Convertible and Income Securities Fund Inc.

Schedule of Investments — June 30, 2019 (Unaudited)

Principal Amount		Cost	Market Value
	CONVERTIBLE CORPORATE BONDS — 59.0%
	Aerospace — 3.1%
$ 1,000,000	Aerojet Rocketdyne Holdings Inc., 2.250%, 12/15/23	$1,030,512	$1,780,988
1,713,000	Kaman Corp., 3.250%, 05/01/24	1,796,066	2,017,083

		2,826,578	3,798,071

	Automotive — 0.8%
500,000	NIO Inc., 4.500%, 02/01/24(a)	494,865	246,250
815,000	Tesla Inc., 2.000%, 05/15/24	803,387	802,486

		1,298,252	1,048,736

	Broadcasting — 0.6%
588,000	Liberty Media Corp.-Liberty Formula One, 1.000%, 01/30/23	608,638	693,700

	Business Services — 2.2%
515,000	Bristow Group Inc., 4.500%, 06/01/23	548,212	113,300
1,350,000	Perficient Inc., 2.375%, 09/15/23(a)	1,289,729	1,497,697
1,056,000	Team Inc., 5.000%, 08/01/23	1,061,956	1,078,810

		2,899,897	2,689,807

	Cable and Satellite — 1.3%
1,600,000	DISH Network Corp., 3.375%, 08/15/26	1,637,519	1,559,495

	Communications Equipment — 1.4%
1,710,000	InterDigital Inc., 2.000%, 06/01/24(a)	1,722,932	1,743,627

	Computer Software and Services — 16.3%
1,500,000	Boingo Wireless Inc., 1.000%, 10/01/23(a)	1,373,124	1,287,742
1,205,000	Coupa Software Inc., 0.125%, 06/15/25(a)	1,237,201	1,292,461
1,500,000	CSG Systems International Inc., 4.250%, 03/15/36	1,517,941	1,667,013
1,084,000	Ctrip.com International Ltd., 1.250%, 09/15/22	1,068,293	1,079,573
1,250,000	Evolent Health Inc., 1.500%, 10/15/25(a)	1,183,794	819,924
1,186,000	GDS Holdings Ltd., 2.000%, 06/01/25	978,361	1,172,290
1,750,000	IAC Financeco 3 Inc., 2.000%, 01/15/30(a)	1,754,584	1,805,059
620,000	LivePerson Inc., 0.750%, 03/01/24(a)	624,530	638,090

Principal Amount		Cost	Market Value
$ 1,294,000	Lumentum Holdings Inc., 0.250%, 03/15/24	$1,292,287	$1,525,868
1,500,000	MercadoLibre Inc., 2.000%, 08/15/28(a)	1,470,406	2,314,397
1,092,000	New Relic Inc., 0.500%, 05/01/23	1,137,978	1,170,513
565,000	Nice Systems Inc., 1.250%, 01/15/24	583,410	963,678
250,000	Okta Inc., 0.250%, 02/15/23	258,404	648,403
215,000	Pluralsight Inc., 0.375%, 03/01/24(a)	215,000	230,402
1,000,000	PROS Holdings Inc., 2.000%, 06/01/47	892,447	1,378,801
	Q2 Holdings Inc.,
500,000	0.750%, 02/15/23	543,107	715,498
415,000	0.750%, 06/01/26(a)	415,000	448,424
1,000,000	Splunk Inc., 1.125%, 09/15/25(a)	1,018,602	1,122,910

		17,564,469	20,281,046

	Consumer Services — 3.0%
1,000,000	Chegg Inc., 0.125%, 03/15/25(a)	996,210	1,008,611
1,500,000	Extra Space Storage LP, 3.125%, 10/01/35(a)	1,544,667	1,783,100
1,000,000	Quotient Technology Inc., 1.750%, 12/01/22	944,953	967,890

		3,485,830	3,759,601

	Diversified Industrial — 2.0%
600,000	Chart Industries Inc., 1.000%, 11/15/24(a)	601,926	856,191
1,000,000	KBR Inc., 2.500%, 11/01/23(a)	1,010,095	1,164,201
500,000	TimkenSteel Corp., 6.000%, 06/01/21	504,745	518,842

		2,116,766	2,539,234

	Electronics — 2.0%
320,000	Applied Optoelectronics Inc., 5.000%, 03/15/24(a)	320,000	286,893
1,800,000	Knowles Corp., 3.250%, 11/01/21	1,861,873	2,169,839

		2,181,873	2,456,732

	Energy and Utilities — 4.0%
1,500,000	Cheniere Energy Inc., 4.250%, 03/15/45	1,150,447	1,182,150
1,016,000	Newpark Resources Inc., 4.000%, 12/01/21	1,063,069	1,131,673
2,500,000	SunPower Corp., 4.000%, 01/15/23	2,270,468	2,228,392

See accompanying notes to financial statements.

The Gabelli Convertible and Income Securities Fund Inc.

Schedule of Investments (Continued) — June 30, 2019 (Unaudited)

Principal Amount		Cost	Market Value
	CONVERTIBLE CORPORATE BONDS (Continued)
	Energy and Utilities (Continued)
$ 500,000	Tesla Energy Operations Inc./DE, 1.625%, 11/01/19	$488,988	$483,362

		4,972,972	5,025,577

	Entertainment — 1.0%
210,000	Bilibili Inc., 1.375%, 04/01/26(a)	210,000	200,089
1,000,000	Gannett Co. Inc., 4.750%, 04/15/24	1,092,829	1,013,383

		1,302,829	1,213,472

	Financial Services — 0.9%
420,000	GOL Equity Finance SA, 3.750%, 07/15/24(a)	419,750	450,449
344,000	LendingTree Inc., 0.625%, 06/01/22	348,230	718,310

		767,980	1,168,759

	Health Care — 10.6%
1,000,000	CONMED Corp., 2.625%, 02/01/24(a)	1,019,120	1,154,586
495,000	DexCom Inc., 0.750%, 12/01/23(a)	494,096	581,824
835,000	Exact Sciences Corp., 0.375%, 03/15/27	836,202	1,057,403
500,000	Inovio Pharmaceuticals Inc., 6.500%, 03/01/24(a)	500,000	420,198
800,000	Insulet Corp., 1.375%, 11/15/24	838,954	1,139,526
1,083,000	Intercept Pharmaceuticals Inc., 3.250%, 07/01/23	1,094,912	971,035
500,000	Invacare Corp., 4.500%, 06/01/22	502,934	376,327
608,000	Neurocrine Biosciences Inc., 2.250%, 05/15/24	626,394	800,734
750,000	NuVasive Inc., 2.250%, 03/15/21	757,736	853,594
1,000,000	Pacira BioSciences Inc., 2.375%, 04/01/22	1,026,031	1,026,361
750,000	Paratek Pharmaceuticals Inc., 4.750%, 05/01/24	698,661	511,875
500,000	Retrophin Inc., 2.500%, 09/15/25	476,353	450,445
1,500,000	Supernus Pharmaceuticals Inc., 0.625%, 04/01/23	1,522,695	1,471,276
860,000	Tabula Rasa HealthCare Inc., 1.750%, 02/15/26(a)	917,826	863,122
	Teladoc Health Inc.,
600,000	3.000%, 12/15/22	610,831	1,020,156
300,000	1.375%, 05/15/25	416,253	446,383

		12,338,998	13,144,845

Principal Amount		Cost	Market Value
	Metals and Mining — 0.8%
$ 1,000,000	Arconic Inc., 1.625%, 10/15/19	$994,996	$1,012,676

	Semiconductors — 4.9%
750,000	Cypress Semiconductor Corp., 4.500%, 01/15/22	780,606	1,260,672
1,000,000	Inphi Corp., 1.125%, 12/01/20	1,047,897	1,345,428
1,947,000	Rambus Inc., 1.375%, 02/01/23	1,852,344	1,919,375
1,000,000	Teradyne Inc., 1.250%, 12/15/23	1,048,773	1,624,818

		4,729,620	6,150,293

	Telecommunications — 3.3%
315,000	8x8 Inc., 0.500%, 02/01/24(a)	315,973	359,294
100,000	Gogo Inc., 6.000%, 05/15/22(a)	100,000	92,500
2,000,000	Infinera Corp., 2.125%, 09/01/24	1,794,037	1,368,750
700,000	Liberty Latin America Ltd., 2.000%, 07/15/24(a)	700,000	708,256
500,000	Twilio Inc., 0.250%, 06/01/23	501,634	1,004,127
500,000	Vocera Communications Inc., 1.500%, 05/15/23	621,827	598,839

		4,033,471	4,131,766

	Transportation — 0.8%
1,000,000	Atlas Air Worldwide Holdings Inc., 2.250%, 06/01/22	993,931	992,815

	TOTAL CONVERTIBLE CORPORATE BONDS	66,477,551	73,410,252

Shares
	CONVERTIBLE PREFERRED STOCKS — 2.3%
	Real Estate Investment Trusts — 1.9%
21,700	QTS Realty Trust Inc., 6.500%, Ser. B	2,140,572	2,403,926

	Telecommunications — 0.4%
12,000	Cincinnati Bell Inc., 6.750%, Ser. B	258,312	444,660

	TOTAL CONVERTIBLE PREFERRED STOCKS	2,398,884	2,848,586

See accompanying notes to financial statements.

The Gabelli Convertible and Income Securities Fund Inc.

Schedule of Investments (Continued) — June 30, 2019 (Unaudited)

Shares		Cost	Market Value
	MANDATORY CONVERTIBLE SECURITIES (b) — 14.1%
	Building and Construction — 0.9%
10,638	Stanley Black & Decker Inc., 5.375%, 05/15/20	$1,113,788	$1,075,821

	Consumer Products — 0.2%
3,650	Energizer Holdings Inc., 7.500%, Ser. A, 01/15/22	369,791	316,455

	Diversified Industrial — 3.3%
11,000	Colfax Corp., 5.750%, 01/15/22	1,145,650	1,396,560
28,341	International Flavors & Fragrances Inc., 6.000%, 09/15/21	1,520,961	1,525,313
20,100	Rexnord Corp., 5.750%, Ser. A, 11/15/19	1,020,300	1,233,135

		3,686,911	4,155,008

	Energy and Utilities — 5.2%
20,760	American Electric Power Co. Inc., 6.125%, 03/15/22	1,052,378	1,110,868
2,060	Aqua America Inc., 6.000%, 04/30/22	103,000	117,379
33,000	CenterPoint Energy Inc., 7.000%, Ser. B, 09/01/21	1,678,000	1,662,705
9,250	Dominion Energy Inc., 7.250%, Ser. A, 06/01/22	934,006	957,930
300	El Paso Energy Capital Trust I, 4.750%, 03/31/28	11,460	15,900
	Sempra Energy,
5,163	6.000%, Ser. A, 01/15/21	526,300	575,623
5,000	6.750%, Ser. B, 07/15/21	509,073	555,100
26,875	South Jersey Industries Inc., 7.250%, 04/15/21	1,428,037	1,431,094

		6,242,254	6,426,599

	Equipment and Supplies — 0.7%
750	Danaher Corp., 4.750%, Ser. A, 04/15/22	757,910	828,487

	Financial Services — 0.8%
9,324	Assurant Inc., 6.500%, Ser. D, 03/15/21	971,085	1,039,253

	Health Care — 1.3%
3,060	Avantor Inc., 6.250%, Ser. A, 05/15/22	153,000	202,358

Shares		Cost	Market Value
22,646	Becton Dickinson and Co., 6.125%, Ser. A, 05/01/20	$1,199,932	$1,402,014

		1,352,932	1,604,372

	Real Estate Investment Trusts — 1.7%
1,727	Crown Castle International Corp., 6.875%, Ser. A, 08/01/20	1,800,421	2,075,595

	TOTAL MANDATORY CONVERTIBLE SECURITIES	16,295,092	17,521,590

	COMMON STOCKS — 19.0%
	Automotive: Parts and Accessories — 0.9%
5,000	Genuine Parts Co.	314,445	517,900
4,500	WABCO Holdings Inc.†	592,568	596,700

		907,013	1,114,600

	Broadcasting — 0.4%
10,000	Tribune Media Co., Cl. A	462,198	462,200

	Building and Construction — 0.2%
5,500	Herc Holdings Inc.†	179,478	252,065

	Communications Equipment — 1.3%
8,113	American Tower Corp., REIT	941,239	1,658,703

	Computer Hardware — 0.3%
3,000	International Business Machines Corp.	259,712	413,700

	Computer Software and Services — 2.0%
9,987	Alibaba Group Holding Ltd., ADR†	1,494,055	1,692,297
4,500	Red Hat Inc.†	824,226	844,920

		2,318,281	2,537,217

	Consumer Products — 0.7%
20,000	Swedish Match AB	426,284	844,268

	Diversified Industrial — 0.3%
8,000	Multi-Color Corp.	399,232	399,760

	Energy and Utilities — 1.1%
1,000	Chevron Corp.	57,120	124,440
2,500	Royal Dutch Shell plc, Cl. A, ADR	154,888	162,675
29,000	Severn Trent plc	771,999	754,251
1,000,000	Texas Competitive Electric Holdings Co. LLC, Escrow†(c)	0	0
20,000	The AES Corp.	231,557	335,200

		1,215,564	1,376,566

	Equipment and Supplies — 0.2%
6,500	Mueller Industries Inc.	184,257	190,255

	Financial Services — 5.0%
2,500	American Express Co.	221,594	308,600
7,000	American International Group Inc.	301,746	372,960
4,500	Bank of America Corp.	126,347	130,500
2,000	Citigroup Inc.	110,320	140,060
4,000	JPMorgan Chase & Co.	151,476	447,200
7,000	Julius Baer Group Ltd.	204,696	311,637

See accompanying notes to financial statements.

The Gabelli Convertible and Income Securities Fund Inc.

Schedule of Investments (Continued) — June 30, 2019 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Financial Services (Continued)
3,000	Morgan Stanley	$96,340	$131,430
9,500	State Street Corp.	437,632	532,570
20,000	The Bank of New York Mellon Corp.	533,344	883,000
15,000	The PNC Financial Services Group Inc.	829,121	2,059,200
20,000	Wells Fargo & Co.	596,413	946,400

		3,609,029	6,263,557

	Food and Beverage — 0.7%
2,020	Pernod Ricard SA	170,831	372,220
3,000	Remy Cointreau SA	259,661	432,553

		430,492	804,773

	Health Care — 2.5%
9,000	Celgene Corp.†	854,345	831,960
500	Eli Lilly & Co.	25,479	55,395
1,000,000	Elite Pharmaceuticals Inc.†	115,596	44,000
1,000	Johnson & Johnson	111,887	139,280
1,500	Merck & Co. Inc.	49,950	125,775
40,000	Roche Holding AG, ADR	913,791	1,404,000
5,500	Spark Therapeutics Inc.†	623,172	563,090

		2,694,220	3,163,500

	Hotels and Gaming — 0.5%
7,000	Ryman Hospitality Properties Inc., REIT	297,194	567,630

	Retail — 0.2%
800	Costco Wholesale Corp.	34,140	211,408
5,000	Hertz Global Holdings Inc.†	85,295	79,800

		119,435	291,208

	Telecommunications — 1.3%
1,600	Swisscom AG	594,885	803,278
13,500	Verizon Communications Inc.	586,548	771,255

		1,181,433	1,574,533

	Transportation — 0.1%
1,000	GATX Corp.	33,964	79,290

	Wireless Communications — 1.3%
22,566	T-Mobile US Inc.†	953,116	1,673,043

	TOTAL COMMON STOCKS	16,612,141	23,666,868

Shares		Cost	Market Value
	RIGHTS — 0.0%
	Retail — 0.0%
5,000	Hertz Global Holdings Inc., expire 07/12/19†	$0	$9,750

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 5.6%
$7,040,000	U.S. Treasury Bills, 2.090% to 2.491%††, 07/18/19 to 09/26/19	7,023,077	7,024,409

TOTAL INVESTMENTS — 100.0%		$108,806,745	124,481,455

Other Assets and Liabilities (Net)			1,326,977

PREFERRED STOCK (965,548 preferred shares outstanding)			(24,138,700)

NET ASSETS — COMMON STOCK (18,757,524 common shares outstanding)			$101,669,732

NET ASSET VALUE PER COMMON SHARE ($101,669,732 ÷ 18,757,524 shares outstanding)			$5.42

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, the market value of Rule 144A securities amounted to $23,376,297 or 18.78% of total investments.

(b)	Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

The Gabelli Convertible and Income Securities Fund Inc.

Statement of Assets and Liabilities

June 30, 2019 (Unaudited)

Assets:
Investments, at value (cost $108,806,745)	$124,481,455
Cash	710
Deposit at brokers	50
Receivable for investments sold	995,827
Dividends and interest receivable	575,091
Deferred offering expense	57,133
Prepaid expenses	28,732

Total Assets	126,138,998

Liabilities:
Distributions payable	20,116
Payable for investment advisory fees	202,639
Payable for payroll expenses	26,808
Payable for accounting fees	7,500
Payable for legal and audit fees	40,592
Payable for shareholder communications expenses	24,713
Other accrued expenses	8,198

Total Liabilities	330,566

Preferred Stock:
Series B Cumulative Preferred Stock (6.000%, $25 liquidation value, $0.001 par value, 1,995,000 shares authorized with 965,548 shares issued and outstanding)	24,138,700

Net Assets Attributable to Common Shareholders	$101,669,732

Net Assets Attributable to Common Shareholders Consist of:
Paid-in capital	$85,895,367
Total distributable earnings	15,774,365

Net Assets	$101,669,732

Net Asset Value per Common Share:
($101,669,732 ÷ 18,757,524 shares outstanding at $0.001 par value; 998,000,000 shares authorized)	$5.42

Statement of Operations

For the Six Months Ended June 30, 2019 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $16,261)	$793,924
Interest	777,817

Total Investment Income	1,571,741

Expenses:
Investment advisory fees	614,133
Shareholder communications expenses	42,409
Directors’ fees	36,819
Legal and audit fees	35,257
Payroll expenses	35,148
Accounting fees	22,500
Shareholder services fees	20,515
Custodian fees	7,281
Interest expense	13
Miscellaneous expenses	46,078

Total Expenses	860,153

Less:
Expenses paid indirectly by broker (See Note 3)	(1,072)

Net Expenses	859,081

Net Investment Income	712,660

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	5,394,809
Net realized loss on foreign currency transactions	(2,249)

Net realized gain on investments and foreign currency transactions	5,392,560

Net change in unrealized appreciation/depreciation:
on investments	10,244,027
on foreign currency translations	1,402

Net change in unrealized appreciation/depreciation on investments and foreign currency translations	10,245,429

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	15,637,989

Net Increase in Net Assets Resulting from Operations	16,350,649

Total Distributions to Preferred Stock Shareholders	(724,161)

Net Increase in Net Assets Attributable to Common Shareholders Resulting from Operations	$15,626,488

See accompanying notes to financial statements.

The Gabelli Convertible and Income Securities Fund Inc.

Statement of Changes in Net Assets Attributable to Common Shareholders

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018
Operations:
Net investment income	$712,660		$1,153,330
Net realized gain on investments and foreign currency transactions	5,392,560		7,219,062
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	10,245,429		(11,922,065)

Net Increase/(Decrease) in Net Assets Resulting from Operations	16,350,649		(3,549,673)

Distributions to Preferred Shareholders:	(724,161	)*	(1,448,322)

Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders Resulting from Operations	15,626,488		(4,997,995)

Distributions to Common Shareholders:	(4,501,806	)*	(7,399,621)

Fund Share Transactions:
Net increase in net assets from common shares issued upon reinvestment of distributions	—		1,221,471
Net increase from common shares issued in rights offering	—		22,655,750
Offering costs for common shares charged to paid-in capital	—		(241,000)

Net Increase in Net Assets from Fund Share Transactions	—		23,636,221

Net Increase in Net Assets Attributable to Common Shareholders	11,124,682		11,238,605

Net Assets Attributable to Common Shareholders:
Beginning of year	90,545,050		79,306,445

End of period	$101,669,732		$90,545,050

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.

See accompanying notes to financial statements.

The Gabelli Convertible and Income Securities Fund Inc.

Financial Highlights

Selected data for a common share outstanding throughout each period:

	Six Months Ended June 30, 2019		Year Ended December 31,
	(Unaudited)		2018	2017	2016	2015		2014
Operating Performance:
Net asset value, beginning of year	$4.83		$5.57	$5.30	$5.30	$6.09		$6.49

Net investment income	0.04		0.09	0.09	0.12	0.07		0.07
Net realized and unrealized gain/(loss) on investments, securities sold short, swap contracts, and foreign currency transactions	0.83		(0.22)	0.77	0.39	(0.28)		0.14

Total from investment operations	0.87		(0.13)	0.86	0.51	(0.21)		0.21

Distributions to Preferred Shareholders: (a)
Net investment income	(0.00	)*(b)	(0.02)	(0.03)	(0.03)	(0.01)		(0.03)
Net realized gain	(0.04	)*	(0.07)	(0.08)	(0.07)	(0.09)		(0.07)

Total distributions to preferred shareholders	(0.04)		(0.09)	(0.11)	(0.10)	(0.10)		(0.10)

Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders Resulting from Operations	0.83		(0.22)	0.75	0.41	(0.31)		0.11

Distributions to Common Shareholders:
Net investment income	(0.03	)*	(0.10)	(0.12)	(0.10)	(0.05)		(0.08)
Net realized gain	(0.21	)*	(0.38)	(0.36)	(0.30)	(0.32)		(0.19)
Return of capital	—		—	—	(0.01)	(0.11)		(0.24)

Total distributions to common shareholders	(0.24)		(0.48)	(0.48)	(0.41)	(0.48)		(0.51)

Fund Share Transactions:
Decrease in net asset value from common share transactions	—		—	—	—	(0.00	)(b)	(0.00	)(b)
Decrease in net asset value from common shares issued in rights offering	—		(0.02)	—	—	—		—
Increase in net asset value from common shares issued upon reinvestment of distributions	—		0.00 (b)	—	—	—		—
Offering costs for common shares charged to paid-in capital	—		(0.02)	—	—	—		—

Total Fund share transactions	—		(0.04)	—	—	(0.00	)(b)	(0.00	)(b)

Net Asset Value Attributable to Common Shareholders, End of Period	$5.42		$4.83	$5.57	$5.30	$5.30		$6.09

NAV total return †	17.33%		(5.08)%	14.59%	8.34%	(5.39)%		1.75%

Market value, end of period	$5.13		$4.39	$5.90	$4.69	$4.78		$6.08

Investment total return ††	22.35%		(14.12)%	37.53%	6.97%	(14.18)%		7.07%

See accompanying notes to financial statements.

The Gabelli Convertible and Income Securities Fund Inc.

Financial Highlights (Continued)

Selected data for a common share outstanding throughout each period:

	Six Months Ended June 30, 2019		Year Ended December 31,
	(Unaudited)		2018		2017		2016		2015		2014
Ratios to Average net assets and Supplemental Data:
Net assets including liquidation value of preferred shares, end of period (in 000’s)	$125,808		$114,684		$103,445		$98,733		$98,742		$109,219
Net assets attributable to common shares, end of period (in 000’s)	$101,670		$90,545		$79,306		$74,594		$74,603		$85,080
Ratio of net investment income to average net assets attributable to common shares before preferred share distributions	1.44	%(c)	1.37%		1.56%		2.37%		1.19%		1.05%
Ratio of operating expenses to average net assets attributable to common shares before fees waived (d)	1.74	%(c)(e)	1.89	%(e)	1.96	%(e)	1.95	%(e)(f)(g)	1.88	%(e)(f)	1.90%
Ratio of operating expenses to average net assets attributable to common shares net of advisory fee reduction, if any (h)	1.74	%(c)(e)	1.60	%(e)	1.96	%(e)	1.95	%(e)(f)(g)	1.59	%(e)(f)	1.62%
Portfolio turnover rate	21%		42%		27%		71%		24%		22%
Cumulative Preferred Stock:
6.000% Series B Preferred
Liquidation value, end of period (in 000’s)	$24,139		$24,139		$24,139		$24,139		$24,139		$24,139
Total shares outstanding (in 000’s)	966		966		966		966		966		966
Liquidation preference per share	$25.00		$25.00		$25.00		$25.00		$25.00		$25.00
Average market value (i)	$26.27		$25.91		$26.45		$26.52		$25.81		$25.44
Asset coverage per share	$130.30		$118.78		$107.14		$102.26		$102.26		$113.12
Asset Coverage	521%		475%		429%		409%		409%		452%

†

Based on net asset value per share, adjusted for reinvestment of distributions at the net asset value per share on the ex-dividend dates. Total return for a period of less than one year is not annualized.

††

Based on market value per share, adjusted for reinvestment of distributions at prices determined under the Fund’s dividend reinvestment plan. Total return for a period of less than one year is not annualized.

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.
(a)	Calculated based on average common shares outstanding on the record dates throughout the years.
(b)	Amount represents less than $0.005 per share.
(c)	Annualized.
(d)

Ratio of operating expenses to average net assets including liquidation value of preferred shares before fee waived for the six months ended June 30, 2019 and years ended December 31, 2018, 2017, 2016, 2015, and 2014 would have been 1.40%, 1.47%, 1.50%, 1.46%, 1.46%, and 1.49%, respectively.

(e)

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the six months ended June 30, 2019 and the years ended December 31, 2018, 2017, 2016, and 2015, there was no impact on the expense ratios.

(f)

The Fund incurred dividend expenses on securities sold short. If this expense had not been incurred, the expense ratios for the year ended December 31, 2015 would have been 1.87% attributable to common shares before fees waived, 1.57% attributable to common shares net of advisory fee reduction, 1.44% including liquidation value of preferred shares before fees waived, and 1.22% including liquidation value of preferred shares net of advisory fee reduction. For the year ended December 31, 2016, the impact was minimal.

(g)

During the year ended December 31, 2016, the Fund received a one time reimbursement of custody expenses paid in prior years. Had such reimbursement been included in this period, the expenses ratios would have been 1.69% attributable to common shares before fees waived, 1.69% attributable to common shares net of advisory fee reduction, 1.26% including liquidation value of preferred shares before fees waived, and 1.26% including liquidation value of preferred shares net of advisory fee reduction.

(h)

Ratio of operating expenses to average net assets including liquidation value of preferred shares net of advisory fee reduction for the six months ended June 30, 2019 and years ended December 31, 2018, 2017, 2016, 2015, and 2014 would have been 1.40%, 1.24%, 1.50%, 1.46% 1.23%, and 1.27%, respectively.

(i)	Based on weekly prices.

See accompanying notes to financial statements.

The Gabelli Convertible and Income Securities Fund Inc.

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Convertible and Income Securities Fund Inc. is a diversified closed-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act), whose investment objective is to seek a high level of total return through a combination of current income and capital appreciation by investing in convertible securities. The Fund was incorporated in Maryland on December 19, 1988 as a diversified open-end management investment company and commenced investment operations on July 3, 1989 as The Gabelli Convertible Securities Fund, Inc. At a special meeting of shareholders held on February 17, 1995, the Board of Directors (the Board) voted to approve the conversion of the Fund to closed-end status, effective March 31, 1995.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

New Accounting Pronouncements. To improve the effectiveness of fair value disclosure requirements, the Financial Accounting Standards Board recently issued Accounting Standard Update (ASU) 2018-13, Fair Value Measurement Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (ASU 2018-13), which adds, removes, and modifies certain aspects relating to fair value disclosure. ASU 2018-13 is effective for interim and annual reporting periods beginning after December 15, 2019; early adoption of the additions relating to ASU 2018-13 is not required, even if early adoption is elected for the removals under ASU 2018-13. Management has early adopted the removals set forth in ASU 2018-13 in these financial statements and has not early adopted the additions set forth in ASU 2018-13.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC

The Gabelli Convertible and Income Securities Fund Inc.

Notes to Financial Statements (Unaudited) (Continued)

futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 – quoted prices in active markets for identical securities;

●	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 – significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2019 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 6/30/19
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Convertible Corporate Bonds (a)	—	$73,410,252	—	$ 73,410,252
Convertible Preferred Stocks (a)	$ 2,403,926	444,660	—	2,848,586
Mandatory Convertible Securities:
Energy and Utilities	4,763,894	1,662,705	—	6,426,599
Other Industries (a)	11,094,991	—	—	11,094,991
Total Mandatory Convertible Securities	15,858,885	1,662,705	—	17,521,590
Common Stocks:
Energy and Utilities	1,376,566	—	$ 0	1,376,566
Other Industries (a)	22,290,302	—	—	22,290,302
Total Common Stock	23,666,868	—	0	23,666,868
Rights (a)	9,750	—	—	9,750
U.S. Government Obligations	—	7,024,409	—	7,024,409
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$41,939,429	$82,542,026	$ 0	$124,481,455

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

During the six months ended June 30, 2019, the Fund did not have transfers into or out of Level 3.

Additional Information to Evaluate Qualitative Information.

The Gabelli Convertible and Income Securities Fund Inc.

Notes to Financial Statements (Unaudited) (Continued)

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

Collateral requirements differ by type of derivative. Collateral requirements are set by the broker or exchange clearing house for exchange traded derivatives, while collateral terms are contract specific for derivatives traded over-the-counter. Securities pledged to cover obligations of the Fund under derivative contracts are noted in the Schedule of Investments. Cash collateral, if any, pledged for the same purpose will be reported separately in the Statement of Assets and Liabilities.

The Gabelli Convertible and Income Securities Fund Inc.

Notes to Financial Statements (Unaudited) (Continued)

The Fund’s policy with respect to offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

The Fund’s derivative contracts held at June 30, 2019, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Swap Agreements. The Fund may enter into equity contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short term interest rates and the returns on the Fund’s portfolio securities at the time an equity contract for difference swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.

Unrealized gains related to swaps are reported as an asset and unrealized losses are reported as a liability in the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be received or paid on swaps, is reported as unrealized gain or loss in the Statement of Operations. A realized gain or loss is recorded upon receipt or payment of a periodic payment or termination of swap agreements. During the six months ended June 30, 2019, the Fund held no investments in equity contract for difference swap agreements.

Limitations on the Purchase and Sale of Futures Contracts, Certain Options, and Swaps. Subject to the guidelines of the Board, the Fund may engage in “commodity interest” transactions (generally, transactions in futures, certain options, certain currency transactions, and certain types of swaps) only for bona fide hedging or other permissible transactions in accordance with the rules and regulations of the Commodity Futures Trading Commission (CFTC). Pursuant to amendments by the CFTC to Rule 4.5 under the Commodity Exchange Act (CEA), the Adviser has filed a notice of exemption from registration as a “commodity pool operator” with respect to the Fund. The Fund and the Adviser are therefore not subject to registration or regulation as a commodity pool operator under the CEA. In addition, certain trading restrictions are now applicable to the Fund which permit the Fund to engage in commodity interest transactions that include (i) “bona fide hedging” transactions, as that term is defined and interpreted by the CFTC and its staff, without regard to the percentage of the Fund’s assets committed to margin and options premiums and (ii) non-bona fide hedging transactions, provided that the Fund does not enter into such non-bona fide hedging transactions if, immediately thereafter, either (a) the sum of the amount of initial margin deposits on the Fund’s existing futures positions or swaps positions and option or swaption premiums would exceed 5% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions, or (b) the aggregate net notional value of the Fund’s commodity interest transactions would not exceed 100% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions. Therefore, in order to claim the Rule 4.5 exemption, the Fund is limited in its ability to invest in commodity

The Gabelli Convertible and Income Securities Fund Inc.

Notes to Financial Statements (Unaudited) (Continued)

futures, options, and certain types of swaps (including securities futures, broad based stock index futures, and financial futures contracts). As a result, in the future the Fund will be more limited in its ability to use these instruments than in the past, and these limitations may have a negative impact on the ability of the Adviser to manage the Fund, and on the Fund’s performance.

Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. At June 30, 2019, there were no short sales outstanding.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors

The Gabelli Convertible and Income Securities Fund Inc.

Notes to Financial Statements (Unaudited) (Continued)

under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and, accordingly, the Board will monitor their liquidity. At June 30, 2019, the Fund did not hold restricted securities.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Custodian Fee Credits. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.”

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

Distributions to shareholders of the Fund’s 6.000% Series B Cumulative Preferred Stock (Series B Preferred) are recorded on a daily basis and are determined as described in Note 5.

The Fund declares and pays quarterly distributions from net investment income, capital gains, and paid-in capital. The actual source of the distribution is determined after the end of the year. Distributions during the year may be made in excess of required distributions. To the extent such distributions are made from current earnings and profits, they are considered ordinary income or long term capital gains. The Fund’s current distribution policy may restrict the Fund’s ability to pass through to shareholders all of its net realized long term capital gains as a Capital Gain Dividend and may cause such gains to be treated as ordinary income, subject to the maximum federal income tax rate. Distributions sourced from paid-in capital should not be considered as dividend yield or the total return from an investment in the Fund. The Board will continue to monitor the Fund’s distribution level, taking into consideration the Fund’s NAV and the financial market environment. The Fund’s distribution policy is subject to modification by the Board at any time.

The Gabelli Convertible and Income Securities Fund Inc.

Notes to Financial Statements (Unaudited) (Continued)

The tax character of distributions paid during the year ended December 31, 2018 was as follows:

	Common	Preferred
Distributions paid from:
Ordinary income (inclusive of short term capital gains)	$1,995,748	$390,626
Net long term capital gains	5,403,873	1,057,696

Total distributions paid	$7,399,621	$1,448,322

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2019:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$108,894,206	$18,446,477	$(2,859,228)	$15,587,249

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended June 30, 2019, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2019, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, equal on an annual basis to 1.00% of the value of its average daily net assets including the liquidation value of preferred stock. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio and oversees the administration of all aspects of the Fund’s business and affairs.

The Adviser has agreed to reduce the management fee on the incremental assets attributable to the Series B Preferred if the total return of the NAV of the common shares of the Fund, including distributions and advisory fee subject to reduction, does not exceed the stated dividend rate on the Series B Preferred for the year. The Fund’s total return on the NAV of the common shares is monitored on a monthly basis to assess whether the total return on the NAV of the common shares exceeds the stated dividend rate of the Series B Preferred for the period. For the six months ended June 30, 2019, the Fund’s total return on the NAV of the common shares exceeded the stated dividend rate of the Series B Preferred. Thus, advisory fees with respect to the liquidation value of the Preferred assets were accrued on the Series B Preferred.

The Gabelli Convertible and Income Securities Fund Inc.

Notes to Financial Statements (Unaudited) (Continued)

During the six months ended June 30, 2019, the Fund paid $1,985 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser.

During the six months ended June 30, 2019, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $1,072.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. During the six months ended June 30, 2019, the Fund accrued $22,500 in accounting fees in the Statement of Operations.

As per the approval of the Board, the Fund compensates officers of the Fund, who are employed by the Fund and are not employed by the Adviser (although the officers may receive incentive based variable compensation from affiliates of the Adviser). During the six months ended June 30, 2019, the Fund accrued $35,148 in payroll expenses in the Statement of Operations.

The Fund pays each Director who is not considered an affiliated person an annual retainer of $3,000 plus $750 for each Board meeting attended. Each Director is reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended, the Audit Committee Chairman receives an annual fee of $3,000, the Nominating Committee Chairman receives an annual fee of $2,000, and the Lead Director receives an annual fee of $1,000. A Director may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2019, other than short term securities and U.S. Government obligations, aggregated $33,392,984 and $22,854,611, respectively.

5. Capital. The charter permits the Fund to issue 998,000,000 shares of common stock (par value $0.001). The Board has authorized the repurchase of up to 500,000 common shares on the open market when the shares are trading at a discount of 10% or more (or such other percentage as the Board may determine from time to time) from the NAV of the shares. During the six months ended June 30, 2019 and the year ended December 31, 2018, the Fund did not repurchase any shares of its common stock in the open market.

During the year ended December 31, 2018, the Fund completed a rights offering whereby one transferable right was issued for each common share held as of September 5, 2018. Three rights were required to purchase one additional common share at the subscription price of $5.25. On October 22, 2018, the Fund issued 4,315,381 common shares receiving net proceeds of $22,414,750, after the deduction of estimated offering expenses of $241,000. The NAV of the Fund was reduced by $0.02 per share on the day the additional common shares were issued due to the additional common shares being issued below NAV.

The Fund has an effective shelf registration authorizing an additional $103 million after the rights offering conducted during 2018.

The Gabelli Convertible and Income Securities Fund Inc.

Notes to Financial Statements (Unaudited) (Continued)

For the six months ended June 30, 2019 and the year ended December 31, 2018, transactions in common stock were as follows:

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018
	Shares	Amount	Shares	Amount
Net increase from common shares issued upon reinvestment of distributions	—	—	214,024	$1,221,471
Net increase from common shares issued in rights offering	—	—	4,315,381	22,655,750

Net increase	—	—	4,529,405	$23,877,221

The Fund’s Articles of Incorporation authorize the issuance of up to 1,995,000 shares of $0.001 par value Preferred Stock. The Preferred Stock is senior to the common stock and results in the financial leveraging of the common stock. Such leveraging tends to magnify both the risks and opportunities to common shareholders. Dividends on shares of the Preferred Stock are cumulative. The Fund is required by the 1940 Act and by the Fund’s Articles Supplementary to meet certain asset coverage tests with respect to the Preferred Stock. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, the Series B Preferred at a redemption price of $25 per share plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares in order to meet these requirements. Additionally, failure to meet the foregoing asset coverage requirements could restrict the Fund’s ability to pay dividends to common shareholders and could lead to sales of portfolio securities at inopportune times. The income received on the Fund’s assets may vary in a manner unrelated to the fixed and variable rates, which could have either a beneficial or detrimental impact on net investment income and gains available to common shareholders.

On March 18, 2003, the Fund received net proceeds of $23,994,241 after underwriting discounts of $787,500 and offering expenses of $218,259 from the public offering of 1,000,000 shares of Series B Preferred. The Fund, at its option, may redeem the Series B Preferred in whole or in part at the redemption price at any time. The Board has authorized the repurchase on the open market at prices less than the $25 liquidation value of the Series B Preferred. During the six months ended June 30, 2019 and the year ended December 31, 2018, the Fund did not repurchase any shares of Series B Preferred. At June 30, 2019, 965,548 shares of Series B Preferred were outstanding and accrued dividends amounted to $20,116.

The holders of Preferred Stock generally are entitled to one vote per share held on each matter submitted to a vote of shareholders of the Fund and will vote together with holders of common stock as a single class. The holders of Preferred Stock voting together as a single class also have the right currently to elect two Directors and, under certain circumstances, are entitled to elect a majority of the Board. In addition, the affirmative vote of a majority of the votes entitled to be cast by holders of all outstanding shares of the preferred stock, voting as a single class, will be required to approve any plan of reorganization adversely affecting the preferred stock, and the approval of two-thirds of each class, voting separately, of the Fund’s outstanding voting stock must approve the conversion of the Fund from a closed-end to an open-end investment company. The approval of a majority (as defined in the 1940 Act) of the outstanding preferred stock and a majority (as defined in the 1940 Act) of the Fund’s outstanding voting securities are required to approve certain other actions, including changes in the Fund’s investment objectives or fundamental investment policies.

The Gabelli Convertible and Income Securities Fund Inc.

Notes to Financial Statements (Unaudited) (Continued)

6. Convertible Securities Concentration. The Fund will invest at least 80% of its net assets, under normal market conditions, in a combination of convertible securities and income producing securities (the 80% Policy). The Fund expects to continue its practice of focusing on convertible securities to the extent attractive opportunities are available. The 80% Policy may be changed without shareholder approval. However, the Fund has adopted a policy to provide shareholders with notice at least 60 days prior to the implementation of any change in the 80% Policy.

7. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

8. Subsequent Events. Management has evaluated the impact of all subsequent events occurring through the date the financial statements were issued and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

Shareholder Meeting – May 13, 2019 – Final Results

The Fund’s Annual Meeting of Shareholders was held on May 13, 2019, in Greenwich, Connecticut. At that meeting, common and preferred shareholders, voting together as a single class, re-elected Mario J. Gabelli, Thomas H. Dinsmore, and Daniel D. Harding as Directors of the Fund, with 12,422,469 votes, 14,959,500 votes, and 14,960,905 votes cast in favor of these Directors, and 2,863,244 votes, 326,213 votes, and 324,808 votes withheld for these Directors, respectively.

In addition, preferred shareholders, voting as a separate class, re-elected Werner J. Roeder as a Director of the Fund, with 883,573 votes cast in favor of this Trustee and 52,479 votes withheld for this Director.

John Birch, E. Val Cerutti, Anthony S. Colavita, Vincent D. Enright, Leslie F. Foley, Michael J. Melarkey, Kuni Nakamura, Anthonie C. van Ekris, and Salvatore J. Zizza continue to serve in their capacities as Directors of the Fund.

We thank you for your participation and appreciate your continued support

THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.

Board Consideration and Re-Approval of Investment Advisory Contract (Unaudited)

At its meeting on May 15, 2019, the Board of Directors (Board) of the Fund approved the continuation of the investment advisory contract with the Adviser for the Fund on the basis of the recommendation by the directors who are not “interested persons” of the Fund (the Independent Board Members). The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

Nature, Extent and Quality of Services. The Independent Board Members considered information regarding the portfolio managers, the depth of the analyst pool available to the Adviser and the portfolio managers, the scope of supervisory, administrative, shareholder and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service and reputation of the portfolio managers.

Investment Performance. The Independent Board Members reviewed the performance of the Fund for the one, three, five and ten year periods ended March 31, 2019 against a peer group of convertible and total return income oriented funds selected by the Adviser (the Adviser Peer Group) and against a peer group consisting of funds in the Fund’s Lipper category (the Lipper Peer Group). The Independent Board Members noted that the Fund’s performance for these periods generally ranked below or near the median relative to the Adviser Peer Group, but below the median relative to the Lipper Peer Group.

Profitability. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without such charge. The Board also reviewed materials showing that a portion of the Fund’s portfolio transactions was executed by the Adviser’s affiliated broker, resulting in incremental profits to the broker.

Economies of Scale. The Independent Board Members considered the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale. The Independent Board Members noted that the Fund was a closed-end fund and unlikely to realize any economies of scale potentially available through growth in the absence of additional offerings.

Sharing of Economies of Scale. The Independent Board Members noted that the investment advisory fee schedule for the Fund does not take into account any potential economies of scale.

Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment advisory fee, other expenses, and total expenses of the Fund to similar expense ratios of the Adviser Peer Group and the Lipper Peer Group and noted that the advisory fee includes substantially all administrative services of the Fund as well as investment advisory services of the Adviser. The Independent Board Members noted that the Fund’s expense ratios were above average and the Fund’s size was below average within the applicable peer groups. The Independent Board Members noted that the management fee reflected by Lipper is the aggregate fee paid by a fund (including fees attributable to both common and preferred shares) as a percentage of the assets attributable to common shares, which results in the calculation of a higher management fee percentage than the stated contractual fee for any funds employing leverage. The Independent Board Members were presented with information comparing the advisory fee to the fee for other types of accounts managed by the Adviser.

Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services and an acceptable performance record within its relatively conservative stance. The Independent Board Members also concluded that the Fund’s expense ratios were acceptable in

THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.

Board Consideration and Re-Approval of Investment Advisory Contract (Unaudited) (Continued)

light of the Fund’s size, and that, in part due to the Fund’s structure as a closed-end fund, economies of scale were not a significant factor in their thinking. The Independent Board Members concluded that the Fund’s performance and advisory fees were broadly in line with peer funds. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the Advisory Agreement to the full Board.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was appropriate in light of the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based their decision on evaluations of all these factors as a whole and did not consider any one factor as all-important or controlling.

AUTOMATIC DIVIDEND REINVESTMENT

AND VOLUNTARY CASH PURCHASE PLANS

Enrollment in the Plan

It is the policy of The Gabelli Convertible and Income Securities Fund Inc. to automatically reinvest dividends payable to common shareholders. As a “registered” shareholder, you automatically become a participant in the Fund’s Automatic Dividend Reinvestment Plan (the “Plan”). The Plan authorizes the Fund to credit shares of common stock to participants upon an income dividend or a capital gains distribution regardless of whether the shares are trading at a discount or a premium to net asset value. All distributions to shareholders whose shares are registered in their own names will be automatically reinvested pursuant to the Plan in additional shares of the Fund. Plan participants may send their stock certificates to Computershare Trust Company, N.A. (“Computershare”) to be held in their dividend reinvestment account. Registered shareholders wishing to receive their distribution in cash must submit this request in writing to:

The Gabelli Convertible and Income Securities Fund Inc.

c/o Computershare

P.O. Box 505000

Louisville, KY 40233

Shareholders requesting this cash election must include the shareholder’s name and address as they appear on the share certificate. Shareholders with additional questions regarding the Plan or requesting a copy of the terms of the Plan may contact Computershare at (800) 336-6983.

If your shares are held in the name of a broker, bank, or nominee, you should contact such institution. If such institution is not participating in the Plan, your account will be credited with a cash dividend. In order to participate in the Plan through such institution, it may be necessary for you to have your shares taken out of “street name” and re-registered in your own name. Once registered in your own name, your dividends will be automatically reinvested. Certain brokers participate in the Plan. Shareholders holding shares in “street name” at participating institutions will have dividends automatically reinvested. Shareholders wishing a cash dividend at such institution must contact their broker to make this change.

The number of shares of common stock distributed to participants in the Plan in lieu of cash dividends is determined in the following manner. Under the Plan, whenever the market price of the Fund’s common stock is equal to or exceeds net asset value at the time shares are valued for purposes of determining the number of shares equivalent to the cash dividends or capital gains distribution, participants are issued shares of common stock valued at the greater of (i) the net asset value as most recently determined or (ii) 95% of the then current market price of the Fund’s common stock. The valuation date is the dividend or distribution payment date or, if that date is not a New York Stock Exchange (“NYSE”) trading day, the next trading day. If the net asset value of the common stock at the time of valuation exceeds the market price of the common stock, participants will receive shares from the Fund valued at market price. If the Fund should declare a dividend or capital gains distribution payable only in cash, Computershare will buy common stock in the open market, or on the NYSE or elsewhere, for the participants’ accounts, except that Computershare will endeavor to terminate purchases in the open market and cause the Fund to issue shares at net asset value if, following the commencement of such purchases, the market value of the common stock exceeds the then current net asset value.

The automatic reinvestment of dividends and capital gains distributions will not relieve participants of any income tax which may be payable on such distributions. A participant in the Plan will be treated for federal income tax purposes as having received, on a dividend payment date, a dividend or distribution in an amount equal to the cash the participant could have received instead of shares.

Voluntary Cash Purchase Plan

The Voluntary Cash Purchase Plan is yet another vehicle for our shareholders to increase their investment in the Fund. In order to participate in the Voluntary Cash Purchase Plan, shareholders must have their shares registered in their own name.

Participants in the Voluntary Cash Purchase Plan have the option of making additional cash payments to Computershare for investments in the Fund’s shares at the then current market price. Shareholders may send an amount from $250 to $10,000. Computershare will use these funds to purchase shares in the open market on or about the 1st and 15th of each month. Computershare will charge each shareholder who participates $0.75, plus a pro rata share of the brokerage commissions. Brokerage charges for such purchases are expected to be less than the usual brokerage charge for such transactions. It is suggested that any voluntary cash payments be sent to Computershare, P.O. Box 505000, Louisville, KY 40233 such that Computershare receives such payments approximately 10 days before the 1st and 15th of the month. Funds not received at least five days before the investment date shall be held for investment until the next purchase date. A payment may be withdrawn without charge if notice is received by Computershare at least 48 hours before such payment is to be invested.

Shareholders wishing to liquidate shares held at Computershare must do so in writing or by telephone. Please submit your request to the above mentioned address or telephone number. Include in your request your name, address, and account number. The cost to liquidate shares is $2.50 per transaction as well as the brokerage commission incurred. Brokerage charges are expected to be less than the usual brokerage charge for such transactions.

For more information regarding the Dividend Reinvestment Plan and Voluntary Cash Purchase Plan, brochures are available by calling (914) 921-5070 or by writing directly to the Fund.

The Fund reserves the right to amend or terminate the Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to written notice of the change sent to the members of the Plan at least 90 days before the record date for such dividend or distribution. The Plan also may be amended or terminated by Computershare on at least 90 days written notice to participants in the Plan.

THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.

AND YOUR PERSONAL PRIVACY

Who are we?

The Gabelli Convertible and Income Securities Fund Inc. is a closed-end management investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc., a publicly held company that has subsidiaries that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a Fund shareholder?

When you purchase shares of the Fund on the New York Stock Exchange, you have the option of registering directly with our transfer agent in order, for example, to participate in our dividend reinvestment plan.

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●

Information about your transactions with us. This would include information about the shares that you buy or sell; it may also include information about whether you sell or exercise rights that we have issued from time to time. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

This page was intentionally left blank.

THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

James A. Dinsmore, CFA, joined Gabelli Funds, LLC in 2015. He currently serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Funds Complex. Mr. Dinsmore received a BA in Economics from Cornell University and an MBA degree from Rutgers University.

Thomas H. Dinsmore, CFA, joined Gabelli Funds, LLC in 2015. He currently serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Funds Complex. Previously Mr. Dinsmore was Chairman and CEO of Dinsmore Capital Management; CEO and Portfolio Manager of Bancroft Fund Ltd; and CEO, Portfolio Manager, and co-founder of Ellsworth Growth and Income Fund Ltd. He received a BS in Economics from the Wharton School of Business and an MA degree in Economics from Fairleigh Dickinson University.

Jane D. O’Keeffe joined Gabelli Funds, LLC in 2015. She currently serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Funds Complex. Previously Ms. O’Keeffe was President and Director of Dinsmore Capital Management where she was also a Portfolio Manager of Bancroft Fund Ltd. and Ellsworth Growth and Income Fund Ltd. Prior to joining Dinsmore Capital Management, Ms. O’Keeffe held positions of increasing responsibilities at IDS Progressive Fund, Soros Fund Management Company, Simms Capital Management, and Fiduciary Trust International. She earned a BA from the University of New Hampshire and attended the Lubin Graduate School of Business at Pace University.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “Convertible Securities Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed-End Funds section under the heading “Convertible Securities Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGCVX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may, from time to time, purchase its common shares in the open market when the Fund’s shares are trading at a discount of 10% or more from the net asset value of the shares. The Fund may also, from time to time, purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

THE GABELLI CONVERTIBLE AND

INCOME SECURITIES FUND INC.

One Corporate Center

Rye, NY 10580-1422

t	800-GABELLI (800-422-3554)

f	914-921-5118

e	info@gabelli.com

GABELLI.COM

DIRECTORS	Anthonie C. van Ekris
Chairman,
Mario J. Gabelli, CFA Chairman and Chief Executive Officer, GAMCO Investors, Inc. Executive Chairman, Associated Capital Group, Inc.	BALMAC International, Inc. Salvatore J. Zizza Chairman, Zizza & Associates Corp. OFFICERS

John Birch	Bruce N. Alpert
Partner,	President
The Cardinal Partners Global
John C. Ball
E. Val Cerutti	Treasurer
Chief Executive Officer,
Cerutti Consultants, Inc.	Agnes Mullady
Vice President
Anthony S. Colavita
President,	Andrea R. Mango
Anthony S. Colavita, P.C.	Secretary & Vice President

Thomas H. Dinsmore, CFA	Richard J. Walz
Portfolio Manager,	Chief Compliance Officer
Gabelli Funds LLC Vincent D. Enright	Laurissa M. Martire Vice President & Ombudsman
Former Senior Vice President and Chief Financial Officer, KeySpan Corp. Leslie F. Foley Attorney	INVESTMENT ADVISER Gabelli Funds, LLC One Corporate Center Rye, New York 10580-1422
CUSTODIAN
Daniel D. Harding
Managing General Director,	State Street Bank and Trust
Global Equity Income Fund	Company

Michael J. Melarkey	COUNSEL
Of Counsel,
McDonald Carano Wilson LLP	Skadden, Arps, Slate, Meagher & Flom LLP
Kuni Nakamura
President,	TRANSFER AGENT AND
Advanced Polymer, Inc.	REGISTRAR
Werner J. Roeder Former Medical Director, Lawrence Hospital	Computershare Trust Company, N.A.

GCV Q2/2019

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

REGISTRANT PURCHASES OF EQUITY SECURITIES

Period	(a) Total Number of Shares (or Units) Purchased)	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet be Purchased Under the Plans or Programs
Month #1 01/01/2019 through 01/31/2019	Common – N/A Preferred Series B – N/A	Common – N/A Preferred Series B – N/A	Common – N/A Preferred Series B – N/A	Common – 18,757,524 Preferred Series B – 965,548
Month #2 02/01/2019 through 02/28/2019	Common – N/A Preferred Series B – N/A	Common – N/A Preferred Series B – N/A	Common – N/A Preferred Series B – N/A	Common – 18,757,524 Preferred Series B – 965,548
Month #3 03/01/2019 through 03/31/2019	Common – N/A Preferred Series B – N/A	Common – N/A Preferred Series B – N/A	Common – N/A Preferred Series B – N/A	Common – 18,757,524 Preferred Series B – 965,548
Month #4 04/01/2019 through 04/30/2019	Common – N/A Preferred Series B – N/A	Common – N/A Preferred Series B – N/A	Common – N/A Preferred Series B – N/A	Common – 18,757,524 Preferred Series B – 965,548
Month #5 05/01/2019 through 05/31/2019	Common – N/A Preferred Series B – N/A	Common – N/A Preferred Series B – N/A	Common – N/A Preferred Series B – N/A	Common – 18,757,524 Preferred Series B – 965,548
Month #6 06/01/2019 through 06/30/2019	Common – N/A Preferred Series B – N/A	Common – N/A Preferred Series B – N/A	Common – N/A Preferred Series B – N/A	Common – 18,757,524 Preferred Series B – 965,548
Total	Common – N/A Preferred Series B – N/A	Common – N/A Preferred Series B – N/A	Common – N/A Preferred Series B – N/A	N/A

Footnote columns (c) and (d) of the table, by disclosing the following information in the aggregate for all plans or programs publicly announced:

a.

The date each plan or program was announced – The notice of the potential repurchase of common and preferred shares occurs semiannually in the Fund’s shareholder reports in accordance with Section 23(c) of the Investment Company Act of 1940, as amended.

b.

The dollar amount (or share or unit amount) approved – Any or all common shares outstanding may be repurchased when the Fund’s common shares are trading at a discount of 10% or more from the net asset value of the shares.

Any or all preferred shares outstanding may be repurchased when the Fund’s preferred shares are trading at a discount to the liquidation value.
c.	The expiration date (if any) of each plan or program – The Fund’s repurchase plans are ongoing.
d.	Each plan or program that has expired during the period covered by the table – The Fund’s repurchase plans are ongoing.
e.	Each plan or program the registrant has determined to terminate prior to expiration, or under which the registrant does not intend to make further purchases. – The Fund’s repurchase plans are ongoing.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Convertible and Income Securities Fund Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	9/5/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	9/5/19

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	9/5/19

* Print the name and title of each signing officer under his or her signature.